Impairment/reversal of tangible and intangible assets (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Reversals	€ 1,055	€ 1,153
Tax effects	(200)	(346)
Reversals net of the relevant tax effects	855	807
Property Plant And Equipment [Member] | Exploration & Production [Member]
Statement Line Items [Line Items]
Reversals	776	1,055
Tax effects	(171)	(315)
Reversals net of the relevant tax effects	605	740
Property Plant And Equipment [Member] | Gas & Power [Member]
Statement Line Items [Line Items]
Reversals	202	86
Tax effects	(5)	(28)
Reversals net of the relevant tax effects	197	58
Property Plant And Equipment [Member] | Refining & Marketing and Chemical [Member]
Statement Line Items [Line Items]
Reversals	77	12
Tax effects	(24)	(3)
Reversals net of the relevant tax effects	€ 53	€ 9